Commitments and contingencies - Legal Proceedings and Purchase Commitments (Details)				1 Months Ended	12 Months Ended
	Mar. 14, 2017 USD ($)	Mar. 13, 2017 USD ($)	Jul. 23, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) drillship rig contract	Apr. 27, 2017 USD ($)	Oct. 30, 2016 USD ($)	Oct. 15, 2016 USD ($)	Apr. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)		Oct. 30, 2015 USD ($)	Jan. 31, 2015 drilling_unit
Purchase Commitment [Line Items]
Assets pledged under mortgages and overdraft facilities					$ 13,927,000,000					$ 14,596,000,000
Marketable securities pledged as collateral					$ 0					195,000,000	[1]
Number of newbuilding contracts | contract					13
Number of new building contracts for semi submersible rigs | rig					1
Number of new building contracts for jack up rigs | rig					8
Number of newbuilding contracts for drillships | drillship					4
Maturity schedule for contractual commitments [Abstract]
2017					$ 2,180,000,000
2018					1,398,000,000
2019					520,000,000
2020					0
2021					0
2022 and thereafter					0
Purchase commitments					$ 4,098,000,000					4,049,000,000
Sevan Drilling ASA
Purchase Commitment [Line Items]
Purchase obligation, minimum deferred delivery period				12 months	12 months
Purchase obligation, exercisable interval period				6 months	6 months
Purchase obligation, maximum deferred delivery period				36 months	36 months
Purchase obligation, percentage of contract price (as percent)					95.00%		95.00%
Maturity schedule for contractual commitments [Abstract]
Purchase commitments					$ 480,000,000
Sevan Drilling
Purchase Commitment [Line Items]
Purchase obligation, amended amount					499,700,000		$ 499,700,000
Purchase obligation, refund (as percent)							15.00%	5.00%	5.00%			5.00%
Purchase obligation, refund							$ 78,900,000	$ 26,300,000	$ 26,300,000			$ 26,300,000
Maturity schedule for contractual commitments [Abstract]
Purchase commitments				$ 526,000,000			$ 526,000,000
Sevan Drilling | Subsequent Event
Purchase Commitment [Line Items]
Remaining refund amount						$ 26,300,000
West Mira | Drilling units | Subsequent Event
Purchase Commitment [Line Items]
Cash proceeds from settlement of cancelled construction contract	$ 170,000,000	$ 170,000,000
Rosneft Transaction
Purchase Commitment [Line Items]
Loss contingency, estimated backlog of transaction			$ 4,100,000,000
Customer Claims | North Atlantic Drilling
Purchase Commitment [Line Items]
Settlement award					34,700,000
Offshore Workers' Pension Case | North Atlantic Drilling
Purchase Commitment [Line Items]
Loss contingency recognized					$ 0					$ 0
Patent Infringement
Purchase Commitment [Line Items]
Number of drilling rigs | drilling_unit													1

[1]	Refer to Note 39 "Restatement of previously issued financial statements"